Interest Expense (Tables)	12 Months Ended
Dec. 31, 2010
Interest Expense [Abstract]
Interest Expense [Text Block]

	Interest expense
		2010	2009	2008
		$	$	$
	Finance costs on rated bonds	38	-	-
	Finance costs on convertible bonds (1)	22	18	7
	Finance costs on mandatory convertible bonds	13	-	-
	Finance costs on bank loans and overdrafts	19	55	47
	Finance costs on corporate bond	-	-	18
	Unwinding of discount on convertible bonds	27	18	20
	Amortization of deferred loan fees	20	31	2
	Capital lease charges	5	3	3
	Discounting of non-current trade and other debtors	6	6	1
	Other	1	5	4
		151	136	102
	Less : Amounts capitalized (2)	-	(13)	(30)
		151	123	72

(1)	The $1.0 billion 2.375 percent convertible bond (issued February 27, 2004) was repaid on February 27, 2009. On May 22, 2009, AngloGold Ashanti Holdings Finance plc, a wholly-owned subsidiary of the Company, issued $732.5 million 3.5 percent guaranteed convertible bonds due May 2014, convertible into ADSs and guaranteed by AngloGold Ashanti Limited. Refer to Note 19.

(2)	Interest capitalized on qualifying assets. Refer to Note 13.